Share-Based Compensation - Summary of Movements of Share Options Under The Koolearn Post-IPO Share Option II (Detail) - $ / shares				7 Months Ended	12 Months Ended
	Nov. 15, 2021	Aug. 25, 2020	Jan. 29, 2020	May 31, 2022	May 31, 2023	May 31, 2022
Koolearn post ipo share option two [Member]
Disclosure Of Share Based Compensation By Share Based Arrangement Stock Option Activity One [Line Items]
Number of Share Option, Granted		25,000,000				20,848,000
Number of Shares Option, Forfeited						(6,445,000)
Number of share options, Cancelled						(6,311,000)
Number of share options, Cancelled and Replaced						(8,092,000)
Number of Shares Option, Outstanding				0	0	0
Weighted average exercise prices, Options, Granted	$ 0.67		$ 4.39			$ 4.39
Weighted average exercise prices, Forfeited						4.39
Weighted average exercise prices, Cancelled						4.39
Weighted average exercise prices, Cancelled and Replaced						0.67
Weighted Average Exercise Price Per Option, Outstanding				$ 0	$ 0	$ 0
Options vested and expected to vest, Shares					0
Options vested and expected to vest, Weighted Average Exercise Price					$ 0
Koolearn post ipo share option three [Member]
Disclosure Of Share Based Compensation By Share Based Arrangement Stock Option Activity One [Line Items]
Number of Share Option, Granted				24,986,000
Number of Shares Option, Forfeited				(2,447,497)	(1,216,275)
Number of share options, Cancelled and Replaced				23,455,590
Number of Shares Option, Outstanding				45,994,093	40,462,810	45,994,093
Weighted average exercise prices, Options, Granted				$ 0.67	$ 0.67
Weighted average exercise prices, Forfeited				0.67	0.67
Weighted average exercise prices, Cancelled and Replaced				0.67
Weighted Average Exercise Price Per Option, Outstanding				$ 0.67	$ 0.67	$ 0.67
Number of share options, Exercised					(4,315,008)
Weighted average exercise prices, Exercised					$ 0.67
Options vested and expected to vest, Shares					40,462,810
Options vested and expected to vest, Weighted Average Exercise Price					$ 0.67